Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2010 Fund

December 31, 2020

Z10-QTLY-0221
1.9884233.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	252	$4,222
Fidelity Series Commodity Strategy Fund (a)	718	3,296
Fidelity Series Large Cap Growth Index Fund (a)	173	2,708
Fidelity Series Large Cap Stock Fund (a)	182	2,992
Fidelity Series Large Cap Value Index Fund (a)	435	5,745
Fidelity Series Small Cap Opportunities Fund (a)	89	1,421
Fidelity Series Value Discovery Fund (a)	148	2,123
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,766)		22,507

International Equity Funds - 18.0%
Fidelity Series Canada Fund (a)	94	1,085
Fidelity Series Emerging Markets Fund (a)	103	1,166
Fidelity Series Emerging Markets Opportunities Fund (a)	417	10,400
Fidelity Series International Growth Fund (a)	160	2,851
Fidelity Series International Index Fund (a)	105	1,183
Fidelity Series International Small Cap Fund (a)	51	1,054
Fidelity Series International Value Fund (a)	281	2,833
Fidelity Series Overseas Fund (a)	229	2,838
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,619)		23,410

Bond Funds - 47.5%
Fidelity Series Corporate Bond Fund (a)	865	9,894
Fidelity Series Emerging Markets Debt Fund (a)	85	814
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	24	257
Fidelity Series Floating Rate High Income Fund (a)	19	175
Fidelity Series Government Bond Index Fund (a)	1,070	11,717
Fidelity Series High Income Fund (a)	97	915
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,172	12,576
Fidelity Series International Credit Fund (a)	6	66
Fidelity Series Investment Grade Bond Fund (a)	1,098	13,092
Fidelity Series Investment Grade Securitized Fund (a)	853	8,921
Fidelity Series Long-Term Treasury Bond Index Fund (a)	328	3,004
Fidelity Series Real Estate Income Fund (a)	53	559
TOTAL BOND FUNDS
(Cost $59,414)		61,990

Short-Term Funds - 17.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	5,198	5,198
Fidelity Series Short-Term Credit Fund (a)	384	3,929
Fidelity Series Treasury Bill Index Fund (a)	1,334	13,343
TOTAL SHORT-TERM FUNDS
(Cost $22,378)		22,470
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $120,177)		130,377
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$130,381

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,958	$1,995	$1,863	$1,390	$327	$805	$4,222
Fidelity Series Canada Fund	978	188	441	23	(40)	400	1,085
Fidelity Series Commodity Strategy Fund	3,680	174	1,262	14	(295)	999	3,296
Fidelity Series Corporate Bond Fund	7,095	2,420	560	293	(9)	948	9,894
Fidelity Series Emerging Markets Debt Fund	680	29	21	30	(2)	128	814
Fidelity Series Emerging Markets Debt Local Currency Fund	--	242	1	2	--	16	257
Fidelity Series Emerging Markets Fund	621	304	227	16	3	465	1,166
Fidelity Series Emerging Markets Opportunities Fund	6,114	2,700	2,584	313	191	3,979	10,400
Fidelity Series Floating Rate High Income Fund	150	5	--	6	--	20	175
Fidelity Series Government Bond Index Fund	10,982	2,087	1,019	285	38	(371)	11,717
Fidelity Series Government Money Market Fund 0.13%	3,890	3,998	2,690	6	--	--	5,198
Fidelity Series High Income Fund	764	36	--	37	--	115	915
Fidelity Series Inflation-Protected Bond Index Fund	10,317	1,745	173	162	2	685	12,576
Fidelity Series International Credit Fund	57	5	--	4	--	4	66
Fidelity Series International Growth Fund	3,022	655	1,467	412	101	540	2,851
Fidelity Series International Index Fund	1,089	144	430	23	(20)	400	1,183
Fidelity Series International Small Cap Fund	893	22	284	9	(2)	425	1,054
Fidelity Series International Value Fund	2,876	263	1,315	81	(249)	1,258	2,833
Fidelity Series Investment Grade Bond Fund	10,748	2,579	591	687	(1)	357	13,092
Fidelity Series Investment Grade Securitized Fund	7,464	1,959	432	238	1	(71)	8,921
Fidelity Series Large Cap Growth Index Fund	2,184	449	1,122	88	193	1,004	2,708
Fidelity Series Large Cap Stock Fund	2,266	628	775	168	19	854	2,992
Fidelity Series Large Cap Value Index Fund	4,232	1,207	1,325	116	(32)	1,663	5,745
Fidelity Series Long-Term Treasury Bond Index Fund	2,692	1,026	301	317	35	(448)	3,004
Fidelity Series Overseas Fund	2,801	435	1,461	33	45	1,018	2,838
Fidelity Series Real Estate Income Fund	422	32	--	32	--	105	559
Fidelity Series Short-Term Credit Fund	3,721	72	--	72	--	136	3,929
Fidelity Series Small Cap Opportunities Fund	1,112	264	564	31	(21)	630	1,421
Fidelity Series Treasury Bill Index Fund	13,332	64	--	64	--	(53)	13,343
Fidelity Series Value Discovery Fund	1,310	623	449	44	1	638	2,123
Total	$108,450	$26,350	$21,357	$4,996	$285	$16,649	$130,377

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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